Vessels - Operating vessels and drydock rollforward (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2024 USD ($) vessel	Dec. 31, 2023 USD ($) vessel	Dec. 31, 2022 vessel
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 3,577,935
Ending balance	$ 3,190,820	$ 3,577,935
Number of vessels in agreement to sell | vessel			18
STI Ville and STI Amber | MR | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	2
Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,798,202	4,162,703
Transfer from right of use assets, net		698,884
Additions	105,477	21,449
Disposal of vessels	(435,765)	(82,563)
Write-offs	(44,597)	(2,271)
Ending balance	4,423,317	4,798,202
Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,220,267)	(1,073,449)
Charge for the period	(185,319)	(178,259)
Disposal of vessels	128,492	29,941
Write-offs	44,597	1,500
Ending balance	(1,232,497)	(1,220,267)
Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	3,524,321
Ending balance	$ 3,076,506	$ 3,524,321
Vessels | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	14
Vessels | LR2
Changes in Property, Plant and Equipment [Roll Forward]
Number of ships purchased, previously recorded as right of use assets | vessel		4
Vessels | MR
Changes in Property, Plant and Equipment [Roll Forward]
Number of ships purchased, previously recorded as right of use assets | vessel		17
Vessels | Eleven MR Vessels | MR | Sale of Vessels
Changes in Property, Plant and Equipment [Roll Forward]
Number of vessels in agreement to sell | vessel	11
Vessels | Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	$ 4,664,735	$ 4,045,062
Transfer from right of use assets, net		695,162
Additions	148	4,711
Disposal of vessels	(414,484)	(79,429)
Write-offs	0	(771)
Ending balance	4,250,399	4,664,735
Vessels | Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(1,140,414)	(1,016,258)
Charge for the period	(155,882)	(152,661)
Disposal of vessels	122,403	28,505
Write-offs	0	0
Ending balance	(1,173,893)	(1,140,414)
Drydock
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	53,614
Ending balance	114,314	53,614
Drydock | Cost
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	133,467	117,641
Transfer from right of use assets, net		3,722
Additions	105,329	16,738
Disposal of vessels	(21,281)	(3,134)
Write-offs	(44,597)	(1,500)
Ending balance	172,918	133,467
Drydock | Accumulated depreciation and impairment
Changes in Property, Plant and Equipment [Roll Forward]
Beginning balance	(79,853)	(57,191)
Charge for the period	(29,437)	(25,598)
Disposal of vessels	6,089	1,436
Write-offs	44,597	1,500
Ending balance	$ (58,604)	$ (79,853)